11. Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Future minimum payments under non-cancelable operating leases and non-cancelable contracts
2016	$ 1,270,509
2017	1,117,855
2018	734,166
2019	420,568
2020	342,891
2021	55,600
Operating leases expenses	1,342,592	$ 677,989
Rent expense	$ 177,236	$ 172,074